UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds,

        55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2015

Date of reporting period: 12/31/2014

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 4.8%
Bank of America N.A., 0.26%, 5/26/15	$7,000	$7,000,000
Citibank N.A., 0.25%, 5/11/15	12,000	12,000,000
State Street Bank & Trust Co.:
0.28%, 10/01/15 (a)	6,500	6,500,000
0.28%, 10/23/15 (a)	10,000	10,000,000
Wells Fargo Bank N.A.:
0.30%, 2/12/15 (a)	5,000	5,000,000
0.30%, 2/17/15 (a)	5,250	5,250,000
0.29%, 3/13/15 (a)	7,000	7,000,000
0.27%, 9/08/15 (a)	8,000	8,000,000
0.30%, 11/19/15 (a)	7,000	7,000,000
0.29%, 11/30/15 (a)	10,000	10,000,000
0.29%, 12/08/15 (a)	4,000	4,000,000

		81,750,000
Yankee (b) — 18.7%
Bank of Montreal, Chicago:
0.21%, 3/10/15 (a)	9,500	9,500,000
0.24%, 4/06/15	9,650	9,650,000
0.24%, 4/09/15 (a)	10,000	10,000,000
Bank of Nova Scotia, Houston:
0.24%, 7/09/15 (a)	15,000	15,000,000
0.24%, 8/04/15	10,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.25%, 2/25/15	10,000	10,000,000
BNP Paribas S.A., New York:
0.30%, 2/04/15	10,000	10,000,000
0.21%, 2/09/15	5,000	5,000,000
Canadian Imperial Bank of Commerce, New York:
0.32%, 6/01/15 (a)	15,500	15,500,000
0.23%, 6/17/15 (a)	7,000	7,000,000
0.25%, 8/21/15 (a)	8,000	7,999,747
Credit Industriel et Commercial, New York, 0.30%, 4/16/15	10,000	10,000,000
HSBC Bank PLC, New York, 0.24%, 8/05/15 (a)(c)	10,000	10,000,000
National Bank of Canada, New York:
0.33%, 3/11/15 (a)	6,000	6,000,000
0.26%, 6/19/15 (a)	11,000	11,000,000
0.30%, 9/24/15 (a)	6,000	6,000,000
Natixis S.A., New York, 0.25%, 2/02/15	5,000	5,000,000
Nordea Bank Finland PLC, New York, 0.24%, 2/17/15	5,000	5,000,000
Rabobank Nederland N.V., New York:
0.35%, 1/12/15	13,000	13,000,000
0.27%, 2/03/15	15,000	15,000,000
0.28%, 4/14/15 (a)	5,000	5,000,000
0.27%, 8/18/15	6,500	6,500,000
0.28%, 9/16/15 (a)	10,000	10,000,000

Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Royal Bank of Canada, New York:
0.30%, 1/21/15 (a)	$5,000	$5,000,000
0.30%, 2/04/15 (a)	10,000	10,000,000
0.25%, 10/14/15 (a)	5,000	5,000,000
0.25%, 11/10/15 (a)	5,000	5,000,000
Societe Generale, New York, 0.25%, 2/02/15	10,000	10,000,000
Sumitomo Mitsui Banking Corp., New York, 0.20%, 1/07/15	20,500	20,500,000
Toronto Dominion Bank, New York:
0.25%, 6/10/15	6,000	6,000,000
0.25%, 9/04/15 (a)	12,000	12,000,000
UBS A.G., Stamford, 0.28%, 3/05/15 (a)	10,000	10,000,000
Westpac Banking Corp., New York:
0.26%, 8/26/15 (a)	4,000	4,000,000
0.26%, 10/30/15 (a)	15,000	15,000,000

		314,649,747
Total Certificates of Deposit — 23.5%		396,399,747

Commercial Paper
ANZ New Zealand International Ltd.:
0.25%, 6/04/15 (a)	8,000	8,000,000
0.28%, 9/08/15 (a)	7,000	7,000,000
Aspen Funding Corp., 0.22%, 1/05/15 (d)	21,000	20,999,615
Australia and New Zealand Banking, 0.23%, 10/27/15 (a)	15,000	14,998,112
Australia and New Zealand Banking Group Ltd., 0.24%, 2/25/15 (a)	10,000	10,000,000
Bank of Nova Scotia, 0.27%, 5/15/15 (d)	12,000	11,988,030
Bedford Row Funding Corp.:
0.26%, 3/12/15 (a)	8,000	8,000,000
0.29%, 11/20/15 (a)	10,000	10,000,000
Caisse Central De Desjardins Du Quebec, 0.13%, 1/05/15 (d)	40,000	39,999,567
Charta LLC:
0.25%, 2/04/15 (d)	15,000	14,996,563
0.25%, 5/12/15 (d)	12,000	11,989,167
Collateralized Commercial Paper Co. LLC:
0.15%, 1/06/15 (d)	3,000	2,999,950
0.20%, 2/04/15 (d)	20,000	19,996,333
0.30%, 5/15/15 (d)	8,000	7,991,133
Collateralized Commercial Paper II Co. LLC:
0.30%, 2/09/15 (d)	8,000	7,997,467
0.30%, 3/16/15 (d)	15,000	14,990,875
0.40%, 7/07/15 (d)	14,000	13,971,067
Commonwealth Bank of Australia:
0.25%, 3/23/15 (a)(c)	9,500	9,500,000
0.24%, 4/23/15 (a)	15,000	14,999,768
0.26%, 10/21/15 (a)(c)	10,000	10,000,000

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority	PUTTERS	Puttable Tax-Exempt Receipts	TAN	Tax Anticipation Notes
AMBAC	American Municipal Bond Assurance Corp.	IDRB	Industrial Development Revenue	RB	Revenue Bonds	TECP	Tax Exempt Commercial Paper
Bonds
AMT	Alternative Minimum Tax (subject to)	FGIC	Financial Guaranty Insurance Corp.	ROC	Reset Option Certificates	TRAN	Tax Revenue Anticipation Notes
BAN	Bond Anticipation Notes	MB	Municipal Bonds	SBPA	Stand-by Bond Purchase	VRDN	Variable Rate Demand Notes
HFA	Housing Finance Agency	PCRB	Pollution Control Revenue Bonds	SPEARS	Short Puttable Exempt Adjustable	VRDP	Variable Rate Demand Preferred
Receipts
HDA	Housing Development Authority	MRB	Mortgage Revenue Bonds

BLACKROCK FUNDS	DECEMBER 31, 2014	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
CPPIB Capital, Inc., 0.30%, 2/09/15 (d)	$7,800	$7,797,530
DBS Bank Ltd., 0.23%, 4/01/15 (d)	5,000	4,997,157
DnB NOR Bank ASA, 0.24%, 3/02/15 (d)	33,000	32,987,290
Fairway Finance Co. LLC:
0.10%, 1/06/15 (d)	12,000	11,999,867
0.22%, 2/06/15 (c)(d)	15,000	14,996,792
0.21%, 4/24/15 (a)	9,250	9,250,000
General Electric Capital Corp.:
0.20%, 2/02/15 (d)	10,000	9,998,278
0.21%, 2/17/15 (d)	6,000	5,998,390
0.22%, 6/04/15 (d)	2,000	1,998,130
0.24%, 6/11/15 (d)	10,000	9,989,333
HSBC Bank PLC:
0.23%, 5/08/15 (a)	10,000	10,000,000
0.25%, 10/16/15 (a)	8,500	8,500,000
0.25%, 10/23/15 (a)(c)	10,000	10,000,000
0.26%, 11/19/15 (a)	10,000	10,000,000
Jupiter Securitization Co. LLC, 0.25%, 6/09/15 (d)	12,000	11,986,833
Macquarie Bank Ltd., 0.32%, 2/19/15 (d)	5,000	4,997,867
Mizuho Funding LLC:
0.19%, 1/05/15 (d)	5,500	5,499,913
0.22%, 3/16/15 (d)	7,000	6,996,877
Mont Blanc Capital Corp., 0.22%, 1/08/15 (d)	7,000	6,999,743
National Australia Bank Ltd., 0.25%, 11/05/15 (a)	11,000	11,000,000
National Australia Funding Delaware, Inc.:
0.23%, 3/10/15 (a)(c)	5,000	5,000,000
0.23%, 3/13/15 (a)	5,000	5,000,000
0.23%, 8/11/15 (a)(c)	10,000	10,000,000
0.25%, 8/27/15 (a)	8,250	8,250,000
Natixis S.A., 0.10%, 1/02/15 (d)	19,500	19,500,000
Nederlandse Waterschapsbank N.V.:
0.23%, 7/09/15 (a)	3,000	3,000,000
0.23%, 10/01/15 (a)	13,500	13,500,000
NetJets Inc., 0.08%, 1/06/15 (d)	29,500	29,499,738
Nieuw Amsterdam Receivables Corp., 0.10%, 1/02/15 (d)	22,268	22,268,000
Nordea Bank AB:
0.21%, 1/27/15 (d)	12,250	12,248,214
0.22%, 3/09/15 (d)	18,000	17,992,905
0.23%, 4/16/15 (c)(d)	10,000	9,993,500
NRW.Bank:
0.07%, 1/02/15 (d)	30,000	30,000,000
0.15%, 1/02/15 (d)	30,000	30,000,000
Skandinaviska Enskilda Banken AB:
0.26%, 3/11/15 (d)	9,290	9,285,525
0.26%, 4/10/15 (d)	6,500	6,495,488
0.26%, 4/20/15 (d)	8,000	7,993,880
State Street Corp., 0.23%, 6/08/15 (d)	6,000	5,993,982
Sumitomo Mitsui Banking Corp.:
0.07%, 1/07/15 (d)	40,000	39,999,611
0.25%, 4/20/15 (d)	10,000	9,992,500
Sumitomo Mitsui Trust Bank Ltd., 0.25%, 4/22/15 (d)	10,000	9,992,361
Thunder Bay Funding LLC, 0.22%, 2/06/15 (d)	10,000	9,997,861
United Overseas Bank Ltd., 0.23%, 2/10/15 (d)	15,000	14,996,263
Westpac Banking Corp., 0.24%, 4/10/15 (a)(c)	5,000	5,000,000

Commercial Paper	Par (000)	Value
Westpac Trust Securities New Zealand Ltd.:
0.22%, 1/12/15 (c)(d)	$5,000	$4,999,694
0.27%, 8/13/15 (a)(c)	7,500	7,500,000
Working Capital Management, 0.13%, 1/05/15 (d)	11,000	10,999,881
Total Commercial Paper — 48.4%		815,911,050

Corporate Notes
Commonwealth Bank of Australia, 1.16%, 3/30/15 (a)(c)	10,000	10,022,183
MetLife Global Funding, Inc. I, 1.70%, 6/29/15 (c)	8,000	8,052,985
Royal Bank of Canada, New York, 0.55%, 5/01/15	8,000	8,007,822
Svenska Handelsbanken AB, 0.31%, 6/15/15 (a)(c)	10,900	10,900,000
Total Corporate Notes — 2.2%		36,982,990

Municipal Bonds (e)
Brazos River Harbor Navigation District Brazoria County RB (Joint Venture Project) Series 1998 VRDN (JPMorgan Chase Bank N.A. LOC), 0.02%, 1/02/15	10,400	10,400,000
Houston Utility System RB (First Lien Water Revenue Project) Series 2004B-3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.03%, 1/07/15	17,000	17,000,000
Miami-Dade County IDRB (Miami Stadium Project) Series 2007 VRDN (TD Bank N.A. LOC), 0.12%, 1/07/15	2,500	2,500,000
New York City GO Series 2003A-3 VRDN (Morgan Stanley Bank LOC), 0.04%, 1/07/15	10,000	10,000,000
New York City IDRB (New York Law School Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 1/07/15	9,015	9,015,000
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac Guaranty), 0.04%, 1/07/15	25,650	25,650,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank SBPA), 0.21%, 1/07/15 (c)(f)	6,000	6,000,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 1/07/15	14,800	14,800,000
Total Municipal Bonds — 5.7%		95,365,000

2	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Time Deposits	Par (000)	Value
Credit Agricole Corporate & Investment Bank, 0.07%, 1/02/15	$34,117	$34,117,000
ING Bank N.V., 0.12%, 1/05/15	14,000	14,000,000
Natixis S.A., 0.05%, 1/02/15	40,000	40,000,000
Total Time Deposits — 5.2%		88,117,000

Closed-End Investment Companies (a)(c)
California — 1.4%
Nuveen California Dividend Advantage Municipal Fund Series 2014-4 VRDP (Royal Bank of Canada Liquidity Facility), 0.11%, 1/07/15	10,000	10,000,000
Nuveen California Dividend Advantage Municipal Fund Series 2014-5 VRDP (Citibank N.A. Liquidity Facility), 0.11%, 1/07/15	3,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Series 2014-6 VRDP (Citibank N.A. Liquidity Facility), 0.11%, 1/07/15	10,000	10,000,000
New York — 0.4%
Nuveen New York AMT-Free Municipal Income Fund Series 2013-2 VRDP (Citibank N.A. Liquidity Facility), 0.10%, 1/07/15	7,600	7,600,000
Total Closed-End Investment Companies — 1.8%		30,600,000

U.S. Treasury Obligations
U.S. Treasury Bills: (d)
0.04%, 3/05/15	6,587	6,586,546
0.03%, 3/26/15	10,000	9,999,308
0.02%, 4/02/15	18,000	17,999,100
0.07%, 5/28/15	15,000	14,995,729
0.12%, 6/25/15	10,000	9,994,176
0.13%, 9/17/15	8,000	7,992,690
U.S. Treasury Notes:
2.50%, 3/31/15	30,000	30,179,896
0.38%, 4/15/15	12,000	12,010,471
0.09%, 10/31/16 (a)	16,195	16,194,729
Total U.S. Treasury Obligations — 7.5%		125,952,645

Repurchase Agreements
Credit Suisse Securities (USA) LLC, 0.40%, 1/02/15 (e) (Purchased on 11/10/14 to be repurchased at $41,096,537, collateralized by various corporate/debt obligations, 0.00% to 4.70% due from 12/26/36 to 11/25/53, aggregate original par and fair value of $128,660,000 and $49,277,302, respectively)	41,062	41,062,500
Credit Suisse Securities (USA) LLC, 0.30%, 2/05/15 (Purchased on 12/11/14 to be repurchased at $4,502,100, collateralized by various U.S. government sponsored agency obligations, 3.00% to 4.00% due from 11/25/31 to 4/25/43, aggregate original par and fair value of $48,119,999 and $4,995,174, respectively)	4,500	4,500,000

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.50%, 2/04/15 (e) (Purchased on 8/05/14 to be repurchased at $4,010,167, collateralized by corporate/debt obligation, 0.00% due at 7/25/40, original par and fair value of $48,260,000 and $4,800,189, respectively)	$4,000	$4,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $59,072,665)		49,562,500
Mizuho Securities USA, Inc., 0.08%, 1/02/15 (Purchased on 12/31/14 to be repurchased at $20,000,089, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.04% due from 5/15/41 to 9/15/42, aggregate original par and fair value of $375,457,084 and $21,494,535, respectively)	20,000	20,000,000
Mizuho Securities USA, Inc., 1.13%, 2/02/15 (e) (Purchased on 3/04/13 to be repurchased at $15,329,113, collateralized by various corporate/debt obligations, 0.51% to 0.82% due from 11/25/35 to 2/25/36, aggregate original par and fair value of $27,099,308 and $18,750,001, respectively)	15,000	15,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $40,244,536)		35,000,000
Wells Fargo Securities, LLC, 0.46%, 1/12/15 (Purchased on 10/14/14 to be repurchased at $8,009,200, collateralized by various corporate/debt obligations, 3.88% to 5.38% due from 10/15/15 to 12/15/43, aggregate original par and fair value of $7,581,467 and $8,415,655, respectively)	8,000	8,000,000
Wells Fargo Securities, LLC, 0.40%, 2/04/15 (Purchased on 11/05/14 to be repurchased at $4,004,044, collateralized by various corporate/debt obligations, 3.13% to 3.88% due from 11/30/15 to 1/15/21, aggregate original par and fair value of $3,956,503 and $4,200,001, respectively)	4,000	4,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $12,615,656)		12,000,000
Total Repurchase Agreements — 5.7%		96,562,500
Total Investments (Cost — $1,685,890,932*) — 100.0%		1,685,890,932
Other Assets Less Liabilities — 0.0%		491,111

Net Assets — 100.0%		$1,686,382,043

BLACKROCK FUNDS	DECEMBER 31, 2014	3

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2014, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,685,890,932	—	$1,685,890,932

[1]	See above Schedule of Investments for values in each security type.

During the period ended December 31, 2014, there were no transfers between levels.

4	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.06%, 1/02/15	$5,000	$5,000,000
0.06%, 1/08/15	12,000	11,999,875
0.06%, 1/22/15	5,000	4,999,847
0.05%, 2/05/15	12,000	11,999,409
0.05%, 2/26/15	10,000	9,999,274
0.05%, 3/12/15	4,000	3,999,617
0.05%, 3/19/15	5,000	4,999,499
0.04%-0.13%, 4/02/15	9,500	9,498,069
0.04%, 4/16/15	5,000	4,999,422
0.05%, 4/23/15	10,000	9,998,458
0.06%, 5/07/15	7,000	6,998,639
0.06%, 5/14/15	10,000	9,997,800
0.07%, 5/21/15	5,000	4,998,687
0.07%, 5/28/15	12,000	11,996,593
0.11%, 6/18/15	10,000	9,994,955
0.13%, 7/02/15	5,000	4,996,732
U.S. Treasury Notes:
0.25%, 1/15/15	5,910	5,910,250
0.25%, 1/31/15	11,727	11,728,795
0.25%, 2/28/15	3,880	3,881,215
2.50%, 3/31/15	7,000	7,041,355
0.13%, 4/30/15	5,000	5,000,480
0.25%, 5/15/15	10,000	10,006,042
0.09%, 1/31/16 (b)	3,810	3,809,000
0.11%, 4/30/16 (b)	7,580	7,580,010
0.11%, 7/31/16 (b)	6,959	6,961,492
0.09%, 10/31/16 (b)	8,456	8,453,289
Total U.S. Treasury Obligations — 55.2%		196,848,804

Repurchase Agreements
Barclays Capital, Inc., 0.05%, 1/02/15 (Purchased on 12/31/14 to be repurchased at $23,000,064, collateralized by U.S. Treasury obligation, 1.63% due at 12/31/19, original par and fair value of $23,526,200 and $23,460,044, respectively)	23,000	23,000,000
Total Value of Barclays Capital, Inc. (collateral value of $23,460,044)		23,000,000
BNP Paribas Securities Corp., 0.08%, 1/07/15 (c) (Purchased on 12/05/14 to be repurchased at $8,300,609, collateralized by various U.S. Treasury obligations, 0.00% to 2.50% due from 2/15/15 to 11/15/43, aggregate original par and fair value of $12,730,590 and $8,466,072, respectively)	8,300	8,300,000
BNP Paribas Securities Corp., 0.05%, 1/02/15 (Purchased on 12/31/14 to be repurchased at $19,000,053, collateralized by U.S. Treasury obligation, 0.25% due at 2/29/16, original par and fair value of $19,391,100 and $19,380,096, respectively)	19,000	19,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $27,846,168)		27,300,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.06%, 1/06/15 (Purchased on 12/30/14 to be repurchased at $6,000,070, collateralized by U.S. Treasury obligation, 0.38% due at 5/31/16, original par and fair value of $6,125,300 and $6,120,090, respectively)	$6,000	$6,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $6,120,090)		6,000,000
HSBC Securities (USA), Inc., 0.06%, 1/02/15 (d) (Purchased on 1/27/14 to be repurchased at $20,011,333, collateralized by U.S. Treasury obligation, 0.00% due at 11/15/28, original par and fair value of $29,100,000 and $20,401,720, respectively)	20,000	20,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $20,401,720)		20,000,000
J.P. Morgan Securities LLC, 0.09%, 1/02/15 (Purchased on 12/31/14 to be repurchased at $15,494,077, collateralized by U.S. Treasury obligation, 0.63% due at 11/15/16, original par and fair value of $15,805,000 and $15,808,861, respectively)	15,494	15,494,000
Total Value of J.P. Morgan Securities LLC (collateral value of $15,808,861)		15,494,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, 1/02/15 (Purchased on 12/31/14 to be repurchased at $8,000,027, collateralized by U.S. Treasury obligation, 0.00% due at 2/15/33, original par and fair value of $13,335,731 and $8,160,000, respectively)	8,000	8,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $8,160,000)		8,000,000
Morgan Stanley & Co. LLC, 0.07%, 1/02/15 (Purchased on 12/31/14 to be repurchased at $16,000,062, collateralized by various U.S. Treasury obligations, 0.00% to 8.88% due from 7/23/15 to 8/15/26, aggregate original par and fair value of $11,008,900 and $16,320,001, respectively)	16,000	16,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $16,320,001)		16,000,000
RBC Capital Markets LLC, 0.06%, 1/02/15 (Purchased on 12/31/14 to be repurchased at $10,000,033, collateralized by various U.S. Treasury obligations, 0.00% to 1.88% due from 11/30/21 to 11/15/44, aggregate original par and fair value of $11,806,800 and $10,200,011, respectively)	10,000	10,000,000
Total Value of RBC Capital Markets LLC (collateral value of $10,200,011)		10,000,000

BLACKROCK FUNDS	DECEMBER 31, 2014	5

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
SG Americas Securities LLC, 0.07%, 1/02/15 (Purchased on 12/31/14 to be repurchased at $20,000,078, collateralized by various U.S. Treasury obligations, 0.00% to 7.50% due from 1/31/15 to 8/15/40, aggregate original par and fair value of $19,572,431 and $20,400,010, respectively)	$20,000	$20,000,000
Total Value of SG Americas Securities LLC (collateral value of $20,400,010)		20,000,000

Repurchase Agreements	Par (000)	Value
TD Securities, Inc., 0.06%, 1/02/15 (Purchased on 12/31/14 to be repurchased at $19,000,063, collateralized by U.S. Treasury obligation, 3.13% due at 5/15/19, original par and fair value of $18,132,300 and $19,380,074, respectively)	$19,000	$19,000,000
Total Value of TD Securities, Inc. (collateral value of $19,380,074)		19,000,000
Total Repurchase Agreements — 46.2%		164,794,000
Total Investments (Cost — $361,642,804*) — 101.4%		361,642,804
Liabilities in Excess of Other Assets — (1.4)%		(5,053,160)

Net Assets — 100.0%		$356,589,644

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2014, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$361,642,804	—	$361,642,804

[1]	See above Schedule of Investments for values in each security type.

During the period ended December 31, 2014, there were no transfers between levels.

6	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.7%
Columbia IDRB (Alabama Power Co. Project) Series 2014 VRDN, 0.01%, 1/02/15 (a)	$400	$400,000
Gadsden Industrial Development Board PCRB (Alabama Power Company Project) Series 1994 VRDN, 0.03%, 1/02/15 (a)	1,100	1,100,000

		1,500,000
Alaska — 0.2%
Alaska GO Series 2013B MB, 5.00%, 8/01/15	200	205,483
Arizona — 2.5%
Pima County Regional Transportation Authority RB (Regional Transportation Fund Project) Series 2011 MB, 4.00%, 6/01/15	200	203,128
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.06%, 1/07/15 (a)	100	100,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC), 0.06%, 1/07/15 (a)	1,905	1,905,000

		2,208,128
Arkansas — 0.9%
Little Rock Hotel & Restaurant Gross Receipts RB Series 2014 MB, 1.00%, 7/01/15	500	501,911
University of Arkansas RB (Student Fee Fort Smith Campus Project) Series 2014 MB, 2.00%, 6/01/15	100	100,741
University of Arkansas RB (Various Facilities-UAMS Campus Project) MB, 2.00%, 3/01/15	200	200,605

		803,257
California — 2.9%
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007B-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.03%, 1/07/15 (a)	1,000	1,000,000
California Health Facilities Financing Authority RB (Lucile Packard Children’s Hospital Project) Municipal Trust Receipts Floaters Series 2012A-4726 VRDN (Bank of America N.A. SBPA), 0.07%, 1/07/15 (a)(b)(c)	830	830,000
Fontana Unified School District GO PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.12%, 1/07/15 (a)(b)(c)	500	500,000
Los Angeles County Schools Pooled Financing Program RB Series 2014A-1 TRAN, 1.50%, 6/01/15	100	100,559
Los Angeles County Schools Pooled Financing Program RB Series 2014A-2 TRAN, 1.50%, 6/30/15	100	100,648

		2,531,207
District of Columbia — 0.9%
District of Columbia HFA RB (College Edgewood Terrace I Project) Series 2014 Mandatory Put Bonds VRDN, 0.28%, 12/01/15 (a)	200	200,000
District of Columbia Water & Sewer Authority Public Utility RB (Financial Guarantee Insurance Company Project) Eagle Trust Receipts Series 2007A VRDN (Citibank N.A. SBPA), 0.06%, 1/07/15 (a)(b)(c)	600	600,000

		800,000

Municipal Bonds	Par (000)	Value
Florida — 2.0%
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 1/07/15 (a)	$1,700	$1,700,000
Georgia — 1.8%
Atlanta Airport Facilities RB Series 2010 MB, 5.00%, 1/01/15	100	100,000
Gainesville Water & Sewerage RB Series 2014 MB, 5.00%, 11/15/15	500	520,324
Meriwether County IDRB (Crown Technology LLC Project) Series 2010 AMT VRDN (Federal Home Loan Bank LOC), 0.14%, 1/07/15 (a)	410	410,000
Metropolitan Atlanta Rapid Transit Authority RB Series 2005A-3 MB, 5.00%, 7/01/15	515	527,162

		1,557,486
Illinois — 8.4%
Chicago Transit Authority Sales Tax Receipts RB SPEARS Series 2011DB-1032 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.27%, 1/07/15 (a)(b)(c)	550	550,000
Chicago Waterworks RB Sub-Series 2004-2 VRDN (State Street Bank & Trust Co. LOC), 0.04%, 1/07/15 (a)	2,300	2,300,000
Chicago Waterworks RB Sub-Series 2004-3 VRDN (State Street Bank & Trust Co. LOC), 0.04%, 1/07/15 (a)	400	400,000
Illinois Finance Authority RB (Riverside Health Systems Project) Series 1996B VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 1/07/15 (a)	910	910,000
Illinois Finance Authority ROC RB Series 2014RR-14078 VRDN (Citibank N.A. SBPA), 0.05%, 1/07/15 (a)(b)(c)	3,000	3,000,000
Mchenry County RB Series 2007B MB, 4.50%, 1/15/15	200	200,300

		7,360,300
Indiana — 1.5%
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008A-2 VRDN (BMO Harris Bank N.A. SBPA), 0.05%, 1/07/15 (a)	1,300	1,300,000
Iowa — 5.5%
Des Moines Independent Community School District RB Series 2012 MB, 4.00%, 6/01/15	700	710,979
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.13%, 1/07/15 (a)	3,750	3,750,000
Iowa Higher Education Loan Authority RB (Privilege College Des Moines Project) Series 2004 VRDN (BMO Harris Bank N.A. LOC), 0.03%, 1/02/15 (a)	300	300,000

		4,760,979
Kansas — 0.2%
Salina GO Series 2014-1 BAN, 1.00%, 8/01/15	200	200,769
Kentucky — 0.1%
Louisville Regional Airport Authority RB Series 2014B MB, 2.00%, 7/01/15	100	100,849

BLACKROCK FUNDS	DECEMBER 31, 2014	7

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana — 2.1%
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008C VRDN, 0.01%, 1/02/15 (a)	$1,800	$1,800,000
Maryland — 1.0%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 1/07/15 (a)	875	875,000
Massachusetts — 1.0%
Massachusetts HFA RB (Quincy Point Project) Series 2014 Mandatory Put Bonds VRDN, 0.33%, 1/15/16 (a)	500	500,000
Pittsfield GO Series 2014B BAN, 1.00%, 6/26/15	190	190,718
Taunton GO (State Qualified Municipal Loan Project) Series 2014 MB, 2.00%, 3/01/15	140	140,392

		831,110
Michigan — 4.4%
Board of Trustees Michigan State University TECP, 0.05%, 2/04/15	1,000	1,000,000
Michigan HDA RB (Rental Housing Revenue Project) Series 2014A MB, 0.25%, 4/01/15	200	199,926
Michigan Strategic Fund RB (Hindu Temple Project) Series 2009 VRDN (Comerica Bank LOC), 0.07%, 1/02/15 (a)	1,610	1,610,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.14%, 1/07/15 (a)	500	500,000
University of Michigan RB Series 2012B VRDN (The Northern Trust Company SBPA), 0.01%, 1/02/15 (a)	505	505,000

		3,814,926
Minnesota — 0.2%
Minneapolis Health Care System Revenue Authority RB (Fairview Health Services Project) RBC Municipal Products, Inc. Trust Series 2010C-E-19 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 1/07/15 (a)(b)(c)	100	100,000
Minneapolis St. Paul Metropolitan Airports Commission RB Series 2005A MB, 5.00%, 1/01/15	100	100,000

		200,000
Mississippi — 5.7%
Jackson County Port Facility RB (Chevron USA, Inc. Project) Series 1993 VRDN, 0.01%, 1/02/15 (a)	5,000	5,000,000
Nebraska — 0.2%
University of Nebraska Facilities Corp. RB (UNMC Eye Institute Project) Series 2011 MB, 2.00%, 3/01/15	200	200,583
Nevada — 1.2%
Clark County Passenger Facilities Charge RB (Las Vega McCarran International Project) Series 2008A MB, 5.00%, 7/01/15	530	542,501
Nevada Housing Division RB (Multi-Unit Housing Orvis Ring Apartments Project) Series 2014 Mandatory Put Bonds, 0.35%, 4/01/15	180	180,000
Nevada Unemployment Compensation Fund RB Series 2013 MB, 4.00%, 6/01/15	300	304,718

		1,027,219

Municipal Bonds	Par (000)	Value
New Jersey — 4.4%
Berkeley Heights Township GO Series 2014 BAN, 1.00%, 10/08/15	$140	$140,532
Burlington Township GO Series 2014 BAN, 1.00%, 10/09/15	100	100,397
Cranford Township GO Series 2014 BAN:
1.00%, 1/30/15	100	100,044
1.00%, 5/22/15	205	205,485
East Hanover Township GO Series 2014 BAN, 1.00%, 8/20/15	180	180,754
Hawthorne Borough GO Series 2014 BAN, 1.00%, 10/30/15	140	140,712
Hillsborough Township Series 2014 BAN, 1.00%, 12/11/15	100	100,515
Lawrence Township GO Series 2014 BAN, 1.00%, 7/24/15	310	311,307
Lenape Regional High School District GO Series 2014 MB, 2.00%, 4/01/15 (d)	700	703,062
Lower Township GO Series 2014 BAN, 1.00%, 8/06/15	200	200,659
Margate GO Series 2014 BAN, 1.00%, 7/20/15	290	290,927
Marlboro Township GO Series 2014 BAN, 1.00%, 6/11/15	500	501,462
Mendham Township GO Series 2014 BAN, 1.00%, 5/21/15	170	170,438
Middlesex GO Series 2014 BAN, 1.00%, 7/17/15	100	100,322
Old Bridge Township GO Series 2014 BAN, 1.00%, 4/20/15	100	100,215
Union Township GO Series 2014 BAN, 1.00%, 6/02/15	300	300,703
Westwood GO Series 2014 BAN, 1.00%, 2/27/15	200	200,206

		3,847,740
New York — 4.6%
Center Moriches Union Free School District GO Series 2014 TAN, 1.00%, 6/26/15	210	210,623
Central Islip Union Free School District GO Series 2014 TAN, 1.00%, 6/25/15	125	125,465
Chittenango Central School District GO Series 2014 BAN (State Aid Withholding Insurance), 1.00%, 11/06/15	160	160,900
Clarence Township GO Series 2014 BAN, 1.00%, 7/23/15	190	190,797
Cold Spring Harbor Central School District GO Series 2014 TAN (State Aid Withholding Insurance), 1.00%, 6/25/15	155	155,590
East Aurora Union Free School District GO Series 2014 BAN, 1.00%, 6/18/15	100	100,320
Landsingburgh Central School District GO Series 2014 BAN, 1.00%, 7/10/15	600	602,293
Lockport Town GO Series 2014 BAN, 1.00%, 12/15/15	125	125,709
New York City Municipal Water RB (Second Generation Resolution Project) Series 2014BB-4 VRDN (Wells Fargo Bank N.A SBPA), 0.01%, 1/02/15 (a)	1,900	1,900,000
Roslyn Union Free School District GO Series 2014 BAN (State Aid Withholding Insurance), 1.00%, 9/25/15	155	155,821
Sleepy Hollow Series 2014A BAN, 1.00%, 11/24/15	150	150,786

8	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Southold Union Free School District GO Series 2014 TAN (State Aid Withholding Insurance), 1.00%, 6/25/15	$120	$120,451

		3,998,755
North Carolina — 4.3%
Buncombe County Metropolitan Sewerage District RB Series 2013 MB, 4.00%, 7/01/15	100	101,908
Charlotte Airport Revenue RB Series 2009B MB, 5.00%, 7/01/15	100	102,333
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.05%, 1/07/15 (a)	2,000	2,000,000
The Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2005 MB, 5.00%, 1/15/15	100	100,170
Mecklenburg County GO Series 2005C MB, 5.00%, 2/01/15	120	120,464
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2014-0052A VRDN (Citibank N.A. Liquidity Facility), 0.05%, 1/07/15 (a)(b)(c)	180	180,000
Raleigh Durham Airport Authority RB Series 2008C VRDN (Royal Bank of Canada LOC), 0.03%, 1/07/15 (a)	1,000	1,000,000
Raleigh Durham Airport Authority RB Series 2010A MB, 4.00%, 5/01/15	170	172,098

		3,776,973
Ohio — 0.9%
Brecksville GO (Service Center Garage Project) Series 2014 BAN, 1.00%, 6/17/15	600	602,178
Miamisburg GO Series 2014 BAN, 1.00%, 3/10/15	100	100,119
Ohio Building Authority RB (Arts Facilities Building Funds-A Project) Series 2003 MB, 4.00%, 10/01/15	100	102,748

		805,045
Oklahoma — 0.2%
Oklahoma Capital Improvement Authority RB Series 2010A MB, 4.00%, 7/01/15	175	178,259
Oregon — 0.7%
Portland GO (Sellwood Bridge Project) Series 2014 MB, 5.00%, 6/01/15	600	611,931
Pennsylvania — 12.4%
Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 1/07/15 (a)(b)(c)	100	100,000
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.24%, 1/07/15 (a)	5,210	5,210,000
Chester County Health & Education Facilities Authority RB (AICUP Financing Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 1/07/15 (a)	1,000	1,000,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007-3-58 VRDN (State Street Bank & Trust Co. SBPA), 0.04%, 1/07/15 (a)(b)(c)	500	500,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 1/07/15 (a)	650	650,000

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania HFA RB Series 2004-81C AMT VRDN (Royal Bank of Canada SBPA), 0.04%, 1/07/15 (a)	$370	$370,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (The Bank of New York Mellon Corp. LOC), 0.03%, 1/07/15 (a)	400	400,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 1/02/15 (a)	1,900	1,900,000
State Public School Building Authority RB Municipal Trust Receipts Floaters Series 2006-1479 VRDN (AGM Insurance, Credit Suisse A.G. SBPA), 0.21%, 1/07/15 (a)(b)(c)	300	300,000
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.04%, 1/01/15 (a)	355	355,000

		10,785,000
Rhode Island — 0.6%
Cumberland GO Series 2014 MB, 1.25%, 6/11/15	120	120,499
East Providence GO Series 2014 MB, 1.50%, 7/30/15	440	442,648

		563,147
South Carolina — 0.3%
Charleston County Park & Recreation Commission GO Series 2005B MB, 3.75%, 2/01/15	75	75,212
Charleston GO Series 2014 MB (State Aid Withholding Insurance), 2.00%, 3/01/15	190	190,518

		265,730
Tennessee — 0.3%
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.08%, 1/07/15 (a)	215	215,000
Texas — 1.4%
College Station GO (Refunding and Improvement Project) Series 2014 MB, 2.00%, 2/15/15	100	100,218
Denton Independent School District GO Series 2006B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.07%, 1/07/15 (a)	200	200,000
Houston Community College System GO Series 2011 MB, 4.00%, 2/15/15	700	703,219
Tarrant County Cultural Education Facilities Finance Corp. RB (Christus Health Project) Series 2008C-4 VRDN (Bank of Montreal LOC), 0.04%, 1/07/15 (a)	10	10,000
University of Houston RB Series 2006 (AMBAC Insurance), 5.00%, 2/15/15	200	201,154

		1,214,591
Utah — 3.5%
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Bank SBPA), 0.05%, 1/07/15 (a)(b)(c)	3,050	3,050,000
Virginia — 4.0%
Fairfax County IDRB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.12%, 7/29/15 (a)	900	900,000

BLACKROCK FUNDS	DECEMBER 31, 2014	9

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.02%, 1/07/15 (a)	$1,800	$1,800,000
Norfolk GO Series 2014C MB, 2.00%, 2/01/15	480	480,729
Virginia College Building Authority RB (21st Century College and Equipment Project) Series 2014 MB, 5.00%, 2/01/15	330	331,271

		3,512,000
Washington — 0.3%
Washington GO Series 1993R-93B MB, 5.70%, 10/01/15	105	109,170
Washington GO Series 2009E MB, 5.00%, 2/01/15	160	160,610

		269,780
Wisconsin — 6.6%
Columbia County GO Series 2014 MB, 1.50%, 8/01/15	500	503,716
Germantown GO Series 2014A MB, 2.00%, 3/01/15	185	185,518
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN 7 Month Window, 0.10%, 7/29/15 (a)	555	555,000
Wisconsin Petroleum Inspection Fee RB Series 2009-1 TECP, 0.11%, 1/14/15	4,500	4,500,000

		5,744,234
Total Municipal Bonds — 88.9%		77,615,481

Closed-End Investment Companies (a)(b)	Par (000)	Value
Multi-State — 5.6%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.12%, 1/07/15	$4,900	$4,900,000
New Jersey — 4.6%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2013S VRDP (Royal Bank of Canada Liquidity Facility), 0.12%, 1/15/15	4,000	4,000,000
Ohio — 0.7%
Nuveen Ohio Quality Income Municipal Fund Series 2013 1-1480 VRDP (Royal Bank of Canada Liquidity Facility), 0.13%, 1/07/15	600	600,000
Total Closed-End Investment Companies — 10.9%		9,500,000
Total Investments (Cost — $87,115,481*) — 99.8%		87,115,481
Other Assets Less Liabilities — 0.2%		132,347

Net Assets — 100.0%		$87,247,828

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	When-issued security.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

10	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2014, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$87,115,481	—	$87,115,481

[1]	See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, cash of $43,775 is categorized as Level 1 within the disclosure hierarchy.

During the period ended December 31, 2014, there were no transfers between levels.

BLACKROCK FUNDS	DECEMBER 31, 2014	11

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 56.7%
Branchburg Township GO Series 2014 MB, 1.25%, 10/08/15	$800	$805,479
Closter GO Series 2014 MB, 1.00%, 2/25/15	1,000	1,000,998
Cranford Township GO Series 2014 BAN, 1.00%, 1/30/15	800	800,354
East Hanover Township GO Series 2014 BAN:
1.00%, 8/20/15	200	200,838
1.00%, 11/24/15	600	603,735
Edison Township GO Series 2014 BAN, 1.00%, 8/28/15	200	200,805
Fort Lee GO Series 2014 MB, 1.25%, 11/25/15	380	382,881
Hawthorne Borough GO Series 2014 BAN, 1.00%, 10/30/15	100	100,509
Lawrence Township GO Series 2014 BAN, 1.00%, 7/24/15	100	100,421
Lower Township GO Series 2014 BAN, 1.00%, 8/06/15	100	100,330
Maplewood Township GO Series 2014 BAN, 1.00%, 7/02/15	300	300,814
Maplewood Township Series 2014 BAN, 1.00%, 9/18/15	400	401,808
Middle Township GO Series 2014 BAN, 1.00%, 11/12/15	600	602,515
Montville Township GO Series 2014 BAN, 1.00%, 10/09/15	200	200,885
New Jersey Clipper Tax-Exempt Certificate Trust RB Series 2009-31 VRDN (State Street Bank & Trust Co. Credit Agreement, State Street Bank & Trust Co. SBPA), 0.04%, 1/07/15 (a)(b)(c)	500	500,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC), 0.17%, 1/07/15 (c)	575	575,000
New Jersey Economic Development Authority RB (Lawrenceville School Project) Series 1996B VRDN (JPMorgan Chase Bank SBPA), 0.02%, 1/02/15 (c)	800	800,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 1/07/15 (c)	995	995,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.19%, 1/07/15 (c)	900	900,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1999 VRDN (Wells Fargo Bank N.A. LOC), 0.14%, 1/07/15 (c)	705	705,000
New Jersey Environmental Infrastructure Trust RB Municipal Trust Receipts Floaters Series 2012A-R-4729 VRDN (Bank of America N.A. SBPA), 0.04%, 1/07/15 (a)(b)(c)	515	515,000

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority RB (Hospital Capital Asset Financing Project) Series 1985A VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 1/07/15 (c)	$1,200	$1,200,000
New Jersey Health Care Facilities Financing Authority RB (Robert Wood Johnson University Project) Series 2004 VRDN (Wells Fargo Bank N.A. LOC), 0.03%, 1/07/15 (c)	900	900,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.03%, 1/07/15 (c)	4,435	4,435,000
New Jersey Higher Education Assistance Authority Student Loan RB RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.07%, 1/07/15 (b)(c)	700	700,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2005Q VRDN (Barclays Bank PLC SBPA), 0.03%, 1/07/15 (c)	500	500,000
New Jersey RB PUTTERS Series 2014-4464 VRDN TRAN (JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. SBPA), 0.04%, 1/02/15 (a)(b)(c)	1,400	1,400,000
New Jersey State Educational Facilities Authority RB (Princeton University Project) Municipal Trust Receipts Floaters Series 2014A-4741 VRDN (Bank of America N.A. SBPA), 0.04%, 1/07/15 (a)(b)(c)	665	665,000
River Vale Township GO Series 2014 MB, 1.00%, 8/14/15	300	301,250
Vernon Township GO Series 2014 BAN, 1.00%, 3/27/15	1,090	1,091,441
Total Municipal Bonds — 56.7%		21,985,063

Closed-End Investment Companies (a)(c)
New Jersey — 3.9%
Nuveen New Jersey Dividend Advantage Municipal Fund, Inc. Series 2014-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.12%, 1/07/15	1,500	1,500,000
Total Investments (Cost — $23,485,063*) — 60.6%		23,485,063
Other Assets Less Liabilities — 39.4%		15,246,866

Net Assets — 100.0%		$38,731,929

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

12	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2014, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$23,485,063	—	$23,485,063

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, cash of $15,249,064 is categorized as Level 1 within the disclosure hierarchy.

During the period ended December 31, 2014, there were no transfers between levels.

BLACKROCK FUNDS	DECEMBER 31, 2014	13

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina — 86.1%
Buncombe County Metropolitan Sewerage District RB Series 2013 MB, 4.00%, 7/01/15	$100	$101,908
Buncombe County Metropolitan Sewerage District RB Series 2014 MB, 2.00%, 7/01/15	425	428,841
Cabarrus County GO (Public Improvements Project) Series 2006 MB, 5.00%, 3/01/15	1,000	1,007,854
Charlotte Airport Revenue RB Series 2009B MB, 5.00%, 7/01/15	300	307,015
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.05%, 1/07/15 (a)	550	550,000
Charlotte Water & Sewer System RB Series 2005B MB, 5.00%, 6/01/15	375	382,414
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.06%, 1/07/15 (a)(b)(c)	845	845,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Municipal Trust Receipts Floaters Series 2011-72C-A VRDN Mandatory Put Bonds (Wells Fargo Bank N.A. SBPA), 0.15%, 1/07/15 (a)(b)(c)	8,600	8,600,000
The Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2005 MB, 5.00%, 1/15/15	40	40,066
Dare County Limited Obligation Revenue RB Series 2012C MB, 3.00%, 6/01/15	495	500,659
Durham COP Series 2009A MB, 4.00%, 6/01/15	400	406,066
Durham GO Series 2009 MB, 4.00%, 4/01/15	200	201,883
Durham RB Series 2013A MB, 4.00%, 10/01/15	155	159,324
Fayetteville Public Works Commission RB (Public Works Commission Project) Series 2009A MB, 5.00%, 3/01/15	325	327,454
Greensboro Combined Enterprise System Revenue RB Series 2009A MB, 4.00%, 6/01/15	200	203,153
Greensboro Combined Water & Sewer System Revenue RB Series 2014A VRDN (Bank of America N.A. SBPA), 0.06%, 1/07/15 (a)	1,000	1,000,000
Mecklenburg County GO (WVRDB Refunding Project) Series 2009D VRDN 7 Month Window, 0.14%, 7/29/15 (a)	5,420	5,420,000
Moore County GO (Refunding & Improvement Project) Series 2009B MB, 2.50%, 6/01/15	100	100,905
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.04%, 1/07/15 (a)	2,000	2,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.04%, 1/07/15 (a)	700	700,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.08%, 1/07/15 (a)	1,900	1,900,000
North Carolina Capital Improvement Obligation Revenue RB (Annual Appropriation Project) Series 2009A MB, 5.00%, 5/01/15	100	101,559

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1987A VRDN, 0.04%, 1/07/15 (a)	$2,195	$2,195,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B VRDN, 0.04%, 1/07/15 (a)	700	700,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1992A VRDN, 0.04%, 1/07/15 (a)	300	300,000
North Carolina Limited Obligation Refunding Floater RB Series 2014RR II-14089 VRDN (Citibank N.A. SBPA), 0.05%, 1/07/15 (a)(b)(c)	1,800	1,800,000
North Carolina Medical Care Commission Health Care Facilities RBC Municipal Products, Inc. Trust (Duke University Health System Project) Series 2012-O-39 VRDN (Royal Bank of Canada SBPA), 0.04%, 1/07/15 (a)(b)(c)	1,400	1,400,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.02%, 1/02/15 (a)	435	435,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.04%, 1/07/15 (a)	1,300	1,300,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale SBPA), 0.01%, 1/07/15 (a)	3,800	3,800,000
Raleigh Durham Airport Authority RB Series 2008C VRDN (Royal Bank of Canada LOC), 0.03%, 1/07/15 (a)	1,400	1,400,000
Raleigh Durham Airport Authority RB Series 2010A MB, 4.00%, 5/01/15	200	202,462
Raleigh Limited Obligation RB Series 2009 VRDN 7 Month Window, 0.14%, 7/29/15 (a)	600	600,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN, 0.02%, 1/07/15 (a)	1,480	1,480,000
University of North Carolina at Greensboro RB Series 2009A MB, 5.00%, 4/01/15	150	151,739
Wake County GO (Public Improvement Project) Series 2003C VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 1/07/15 (a)	1,000	1,000,000
Wake County Limited Obligation RB (Hammond Road Detention Center Project) Series 2009 MB, 5.00%, 6/01/15	120	122,320
Wake County RB Series 2010 MB, 3.00%, 1/01/15	250	250,000
Total Investments (Cost — $42,420,622*) — 86.1%		42,420,622
Other Assets Less Liabilities — 13.9%		6,826,607

Net Assets — 100.0%		$49,247,229

14	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2014, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$42,420,622	—	$42,420,622

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, cash of $4,783,038 is categorized as Level 1 within the disclosure hierarchy.

During the period ended December 31, 2014, there were no transfers between levels.

BLACKROCK FUNDS	DECEMBER 31, 2014	15

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 92.9%
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Union Bank N.A. LOC), 0.04%, 1/02/15 (a)	$6,500	$6,500,000
Athens County Port Authority RB (University Housing for Ohio Incorporate Project) Series 2000 VRDN (Barclays Bank PLC LOC), 0.04%, 1/07/15 (a)	1,200	1,200,000
Brecksville GO (Service Center Garage Project) Series 2014 BAN, 1.00%, 6/17/15	230	230,835
Butler County Capital Funding RB (CCAO Low Cost Capital Pooled Financing Program) Series 2005A VRDN (U.S. Bank N.A. LOC), 0.04%, 1/07/15 (a)	1,290	1,290,000
Cincinnati City School District GO (Refunding - Classroom Construction & Improvement Project) Series 2006 MB, 5.00%, 12/01/15	775	808,807
Cincinnati City School District GO (School Improvement Project) Series 2010 MB, 4.00%, 6/01/15	100	101,564
Cleveland Airport System RB Series 2008D VRDN (Bank of America N.A. LOC), 0.06%, 1/07/15 (a)	2,990	2,990,000
Cleveland Airport System RB Series 2009D VRDN (Bank of America N.A. LOC), 0.06%, 1/07/15 (a)	4,385	4,385,000
Cleveland Department of Public Utilities Division of Water RB Series 2009 MB, 4.00%, 1/01/15	210	210,000
Cleveland Department of Public Utilities Division of Water RB Series 2011W MB, 5.00%, 1/01/15	770	770,000
Cleveland State University RB Series 2012 MB, 4.00%, 6/01/15	1,500	1,523,439
Cleveland-Cuyahoga County Port Authority RB (Various Space Buildings 1&3 LLC Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 1/07/15 (a)	1,915	1,915,000
Columbus GO (Limited Tax Notes Project) Series 2013B MB, 4.00%, 8/15/15	200	204,728
Columbus GO (Various Purpose Project) Series 2013A MB, 5.00%, 8/15/15	750	772,502
Columbus GO Series 2005B MB, 5.00%, 6/15/15	500	510,916
Columbus GO Series 2005C MB, 5.00%, 7/15/15	200	205,178
Columbus GO Series 2013-1 MB, 5.00%, 7/01/15	1,000	1,024,117
Columbus Regional Airport Authority Capital Funding RB (Oasbo Expanded Asset Program) Series 2006 VRDN (U.S. Bank N.A. LOC), 0.04%, 1/07/15 (a)	1,390	1,390,000
Columbus Regional Airport Authority RB (Capital Funding Pooled Financing Program Project) Series 2004A VRDN (U.S. Bank N.A. LOC), 0.04%, 1/07/15 (a)	770	770,000
Columbus Regional Airport Authority RB Series 2005 VRDN (U.S. Bank N.A. LOC), 0.04%, 1/07/15 (a)	3,955	3,955,000
Columbus Sewerage System RB Municipal Trust Receipts Floaters Series 2008A-13 VRDN (Branch Banking & Trust Co. SBPA), 0.04%, 1/07/15 (a)(b)(c)	2,965	2,965,000
Columbus Sewerage System RB PUTTERS Series 2008-2456 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.05%, 1/07/15 (a)(b)(c)	200	200,000
Columbus Sewerage System RB Series 2008B VRDN, 0.04%, 1/07/15 (a)	1,800	1,800,000
Cuyahoga Falls GO (Various Purposes Project) Series 2014 BAN, 1.00%, 12/03/15	1,010	1,017,212
Deerfield Township GO Series 2014 BAN, 0.30%, 10/28/15	2,380	2,380,000

Municipal Bonds	Par (000)	Value
Ohio (continued)
Franklin County Hospital Facilities RB (OhioHealth Corp. Project) Series 2013 MB, 4.00%, 5/15/15	$285	$288,868
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2008B VRDN, 0.04%, 1/07/15 (a)	5,445	5,445,000
Franklin County Hospital RB (Ohio Health-B-Remarket Project) Series 2009 VRDN (Barclays Bank Plc SBPA), 0.02%, 1/07/15 (a)	2,320	2,320,000
Franklin County Hospital RB (Ohio Health-A-Remarket Project) Series 2009 VRDN (Barclays Bank Plc SBPA), 0.02%, 1/07/15 (a)	4,000	4,000,000
Franklin County Hospital RB (Trinity Health Credit-A Project) Series 2005 MB, 5.00%, 6/01/15	505	514,766
Franklin County RB Municipal Trust Receipts Floaters Series 2011-21B VRDN (Barclays Bank PLC SBPA), 0.06%, 1/07/15 (a)(b)(c)	420	420,000
Green GO (Street improvement Project) Series 2014A BAN, 1.00%, 7/30/15	400	401,605
Independence GO Series 2014 BAN, 1.00%, 4/15/15	2,565	2,570,565
Kent State University General Receipts RB Series 2009 MB, 5.00%, 5/01/15	600	609,570
Lake County GO (County Building Improvement Project) Series 2005 MB, 5.00%, 6/01/15	300	305,990
Lake County GO (East End Service Project) Series 2014 BAN, 1.00%, 4/01/15	1,500	1,502,810
Lakewood GO Series 2014 BAN, 1.00%, 4/10/15	2,000	2,004,012
Licking County GO (Various Purposes Project) Series 2003 BAN, 1.25%, 6/02/15	300	301,175
Marysville Exempted Village School District COP (School Facilities Project) Series 2005 MB, 5.25%, 6/01/15	2,095	2,139,161
Mason GO (Building Acquisition & Improvement Project) Series 2014 BAN, 1.25%, 12/15/15	2,030	2,049,816
Montgomery County RB (Miami Valley Hospital Project) Series 2011B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 1/02/15 (a)	12,400	12,400,000
Montgomery County RB (Miami Valley Hospital Project) Series 2011C VRDN (Barclays Bank PLC SBPA), 0.01%, 1/02/15 (a)	3,000	3,000,000
New Albany Community Authority Community Facilities RB Series 2012C MB, 3.00%, 10/01/15	100	101,971
Oakwood GO Series 2014 BAN, 1.12%, 9/24/15	1,030	1,035,774
Ohio Air Quality Development Authority RB (AEP Generation Resources Project) Series 2014 VRDN (Mizuho Bank Ltd. LOC), 0.04%, 1/07/15 (a)	7,900	7,900,000
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 1/07/15 (a)	2,000	2,000,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.05%, 1/07/15 (a)	3,400	3,400,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.04%, 1/07/15 (a)	600	600,000
Ohio Building Authority RB Series 2010C MB, 5.00%, 10/01/15	500	517,829

16	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (continued)
Ohio Building Authority RB (Administration Building Funding Project) Series 2009A MB, 4.00%, 10/01/15	$100	$102,787
Ohio Building Authority RB (Adult Correctional Building Funds - B Project) Series 2002 MB, 5.25%, 4/01/15	1,030	1,042,984
Ohio Building Authority RB (Arts Facilities Building Funds-A Project) Series 2003 MB, 4.00%, 10/01/15	3,145	3,235,149
Ohio Building Authority RB (State Facilities Adult Correction-A Project) Series 2005 MB (AGM Insurance), 5.00%, 4/01/15	665	673,007
Ohio Building Authority RB Series 2007A MB (AGM Insurance), 5.00%, 4/01/15	100	101,188
Ohio Development Assistance RB (Logistics & Distribution Program Project) Series 2009A MB, 5.00%, 10/01/15 (d)	1,150	1,191,271
Ohio GO (Common Schools Project) Series 2006C VRDN, 0.03%, 1/07/15 (a)	7,610	7,610,000
Ohio GO (Infrastructure Improvement Project) Series 2001B VRDN, 0.02%, 1/07/15 (a)	7,600	7,600,000
Ohio HFA MRB (Residential Mortgage-Backed Securities Program Project) Series 2007 AMT VRDN (Fannie Mae Insurance, Federal National Mortgage Assoc. Insurance, Ginnie Mae Insurance, JPMorgan Chase N.A. SBPA), 0.04%, 1/07/15 (a)	6,000	6,000,000
Ohio HFA MRB (Residential Mortgage-Backed Securities Project) Series 2006I AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.04%, 1/07/15 (a)	500	500,000
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 1/02/15 (a)	11,150	11,150,000
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligation Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 1/02/15 (a)	1,300	1,300,000
Ohio Higher Educational Facility RB (Cleveland Clinic Project) Series 2008B-4 VRDN, 0.01%, 1/02/15 (a)	5,000	5,000,000
Ohio Higher Educational Facility RB (Higher Educational Facility - Oberlin College Project) Series 1999 MB, 5.25%, 10/01/15	1,300	1,348,568

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio Parks & Recreation Capital Facilities RB Series 2011A MB, 2.50%, 8/01/15	$150	$151,912
Ohio State University RB Series 2008B VRDN, 0.02%, 1/07/15 (a)	1,500	1,500,000
Ohio State University RB Series 2014B-2 VRDN, 0.02%, 1/07/15 (a)	5,000	5,000,000
Ohio Turnpike Commission RB Series 2009A MB, 5.00%, 2/15/15	100	100,584
Ohio Water Development Authority RB (Water Quality Project) Series 2011A MB, 5.00%, 6/01/15	200	203,985
Ohio Water Development Authority Water PCRB Series 2005 MB, 4.75%, 6/01/15	3,000	3,057,300
Seven Hills GO (Capital Improvement Project) Series 2014 BAN, 1.20%, 7/09/15	520	521,597
University of Cincinnati General Receipts RB Series 2005A MB, 5.00%, 6/01/15	500	509,838
University of Cincinnati General Receipts RB Series 2006A MB, 3.75%, 6/01/15	100	101,461
University of Cincinnati General Receipts RB Series 2011A MB, 5.00%, 6/01/15	300	305,800
Upper Arlington City School District GO Series 2005 MB (AGM Insurance), 5.00%, 6/01/15	620	632,433
Total Municipal Bonds — 92.9%		153,888,074

Closed-End Investment Companies (a)(b)
Ohio — 1.5%
Nuveen Ohio Quality Income Municipal Fund Series 2013 1-1480 VRDP (Royal Bank of Canada Liquidity Facility), 0.13%, 1/07/15	2,400	2,400,000
Total Investments (Cost — $156,288,074*) — 94.4%		156,288,074
Other Assets Less Liabilities — 5.6%		9,345,346

Net Assets — 100.0%		$165,633,420

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Security is collateralized by Municipal or U.S. Treasury obligations.

BLACKROCK FUNDS	DECEMBER 31, 2014	17

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2014, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$156,288,074	—	$156,288,074

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, cash of $9,081,741 is categorized as Level 1 within the disclosure hierarchy.

During the period ended December 31, 2014, there were no transfers between levels.

18	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 96.4%
Adams County IDRB RB (Gettysburg College Project) Series 2010 MB, 5.00%, 8/15/15	$200	$205,781
Allegheny County Higher Education Building Authority RB (Carnegie Mellon University Project) Series 2012A MB:
2.00%, 3/01/15	175	175,488
5.00%, 3/01/15	1,335	1,345,304
Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 1/07/15 (a)(b)(c)	10,770	10,770,000
Baldwin Whitehall School District GO Series 2014 MB (State Aid Withholding Insurance), 0.20%, 5/15/15	765	765,000
Beaver County IDRB (FirstEnergy Generation Corp. Project) Series 2008 VRDN (Bank of Nova Scotia LOC), 0.04%, 1/02/15 (c)	2,625	2,625,000
Berks County GO Series 2009A MB, 3.00%, 11/15/15	250	255,731
Berks County IDA GO (Fleetwood Business Center Project) Series 2005 VRDN, 0.06%, 1/07/15 (c)	2,345	2,345,000
Blair County IDRB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 1/07/15 (c)	3,800	3,800,000
Bucks County GO Series 2005 MB, 5.00%, 6/01/15	150	152,985
Bucks County GO Series 2008 MB, 5.00%, 5/01/15	200	203,151
Bucks County IDRB (Grand View Hospital Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.03%, 1/07/15 (c)	7,580	7,580,000
Bucks County Water & Sewer Authority RB Series 2006 MB, 5.00%, 6/01/15	2,185	2,227,787
Carlisle Area School District GO Series 2014 MB, 0.25%, 3/01/15 (d)	735	735,000
Carlisle Area School District GO Series 2014B MB (State Aid Withholding Insurance), 0.30%, 3/01/15	45	45,000
Carlisle Area School District GO Series 2015A MB (State Aid Withholding Insurance), 2.00%, 3/01/15	100	100,263
Central Bradford Progress Authority RB (Robert Packer Hospital Project) RBC Municipal Products, Inc. Trust Series 2011C-14 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 1/07/15 (a)(b)(c)	6,485	6,485,000
Central York School District GO Series 20011 MB (State Aid Withholding Insurance), 3.00%, 6/01/15	1,000	1,011,604
Chester County Health & Education Facilities Authority RB (AICUP Financing Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 1/07/15 (c)	400	400,000
Chester County School Authority RB (School Intermediate Unit Project) Series 2014 MB, 1.00%, 4/01/15 (d)	2,190	2,194,368
Chester County School District GO Series 2009C MB, 4.00%, 7/15/15	200	204,106
Council Rock School District GO Series 2006A MB, 4.00%, 2/15/15	100	100,439
Council Rock School District GO Series 2014C MB (State Aid Withholding Insurance), 3.00%, 11/15/15	320	327,163
Cumberland County Municipal Authority RB (Diakon Lutheran Social Project) Series 2014 VRDN (Manufacturers and Traders Trust Co. LOC), 0.04%, 1/07/15 (c)	5,950	5,950,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Delaware County IDRB (Covanta Energy Project) Series 2013 VRDN (Bank of America N.A. LOC), 0.06%, 1/07/15 (c)	$3,615	$3,615,000
Delaware County IDRB (Covanta Energy Project) Series 2014 VRDN (Bank of America N.A. LOC), 0.06%, 1/07/15 (c)	2,960	2,960,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN (Kimberly-Clark Tissue Co. Corporate Underlier), 0.04%, 1/07/15 (c)	2,600	2,600,000
Delaware County IDRB (United Parcel Service Project) Series 1985 VRDN, 0.02%, 1/02/15 (c)	1,200	1,200,000
Delaware County RB (Elwyn Inc. Project) Series 2005A MB, 5.00%, 6/01/15	500	509,922
Delaware County RB Series 2009A MB, 5.00%, 10/01/15	600	621,304
Delaware River Port Authority RB Series 2010A VRDN (Royal Bank of Canada LOC), 0.04%, 1/07/15 (c)	3,600	3,600,000
Delaware Valley School District GO Series 2014 MB, 0.25%, 11/01/15	615	615,000
Downingtown Area School District GO Series 2009AA MB (State Aid Withholding Insurance), 3.00%, 11/01/15	200	204,497
Downingtown Area School District GO Series 2011 MB (State Aid Withholding Insurance), 2.00%, 4/01/15	325	326,459
Easttown Municipal Authority RB Series 2014 MB, 2.00%, 9/01/15	235	237,636
Emmaus General Authority RB (Local Government Project) Series 1989B-32 VRDN (U.S. Bank N.A. LOC), 0.03%, 1/07/15 (c)	2,400	2,400,000
Emmaus General Authority RB (Local Government Project) Series 1989H-22 VRDN (U.S. Bank N.A. LOC), 0.03%, 1/07/15 (c)	1,000	1,000,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC), 0.03%, 1/07/15 (c)	14,300	14,300,000
Erie County GO Series 2005B MB (FGIC Insurance), 5.00%, 9/01/15	200	206,725
Franklin County GO Series 2014A MB, 2.00%, 4/01/15 (d)	395	396,776
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 1/07/15 (c)	990	990,000
Garnet Valley School District GO Series 2009 MB, 3.00%, 2/15/15	200	200,676
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2002 VRDN (Northern Trust Co. SBPA), 0.01%, 1/02/15 (c)	2,800	2,800,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 1/02/15 (c)	1,900	1,900,000
Geisinger Authority RB (Geisinger Health System Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.01%, 1/02/15 (c)	7,200	7,200,000
Geisinger Authority RB Series 2011A-2 MB, 4.00%, 6/01/15	125	126,929
Great Valley School District GO Series 2006 MB, 5.00%, 2/15/15	325	326,847
Haverford Township GO Series 2014 MB, 3.00%, 10/15/15	90	91,900
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC), 0.04%, 1/07/15 (c)	2,410	2,410,000
Hazleton Area School District GO Series 2014 MB, 1.00%, 3/01/15	535	535,719

BLACKROCK FUNDS	DECEMBER 31, 2014	19

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Lancaster County Hospital Authority RB (Health System Lancaster Project) Series 2012 MB, 5.00%, 7/01/15	$565	$578,554
Lancaster IDRB (Purple Cow Partners LLC Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.06%, 1/07/15 (c)	2,975	2,975,000
Lehigh County GO Series 2011 MB, 5.00%, 11/15/15	100	104,032
Limerick Township GO Series 2015 MB, 2.00%, 6/15/15	585	589,505
Lower Merion School District GO Series 2012 MB (State Aid Withholding Insurance), 3.00%, 5/15/15	2,310	2,334,508
Lower Merion Township GO Series 2012A MB, 2.00%, 1/01/15	360	360,000
Lower Moreland Township School District GO Series 2014 MB, 3.00%, 2/15/15	490	491,650
Monroeville Municipality GO Series 2010A MB, 5.00%, 6/01/15	150	152,900
Montgomery County GO Series 2009 MB, 5.00%, 12/01/15	735	766,506
Montgomery County GO Series 2010 MB, 4.00%, 10/01/15	435	446,956
Montgomery County GO Series 2011A MB, 4.00%, 3/15/15	770	775,908
Montgomery County IDA (Fixed Big Little Associated Project) Series 1999A VRDN (Wells Fargo Bank N.A LOC), 0.22%, 1/07/15 (c)	570	570,000
Muhlenberg School District GO Series 2012A MB (State Aid Withholding Insurance), 5.00%, 9/01/15	100	103,130
New Hope Solebury School District GO Series 2014 MB (State Aid Withholding Insurance):
2.00%, 3/01/15	75	75,213
1.00%, 9/01/15	2,120	2,130,761
North Penn Water Authority RB Series 2014 MB, 0.29%, 11/02/15 (c)	680	680,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.24%, 1/07/15 (c)	1,060	1,060,000
Penn Manor School District GO Series 2013 MB (State Aid Withholding Insurance), 2.00%, 6/01/15	460	463,376
Pennsbury School District GO Series 2012 MB, 3.00%, 8/01/15	275	279,411
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007-3-58 VRDN (State Street Bank & Trust Co. SBPA), 0.04%, 1/07/15 (a)(b)(c)	27,185	27,185,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.19%, 1/07/15 (c)	15,955	15,955,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 1/07/15 (c)	550	550,000
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT VRDN (Merck & Co. Corporate Guaranty), 0.06%, 1/07/15 (c)	8,500	8,500,000
Pennsylvania Economic Development Financing Authority RB (Penn Waste, Inc. Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.14%, 1/07/15 (c)	1,555	1,555,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority RB (Solar Innovations, Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.34%, 1/07/15 (c)	$3,500	$3,500,000
Pennsylvania Economic Development Financing Authority RB Series 2012A MB, 3.00%, 1/01/15	550	550,000
Pennsylvania GO (First Lien Project) Series 2012 MB, 5.00%, 6/01/15	700	714,006
Pennsylvania GO (Second Lien Project) Series 2009 MB, 5.00%, 4/15/15	100	101,375
Pennsylvania GO Series 2005-1 MB, 5.00%, 7/01/15	265	271,345
Pennsylvania GO Series 2005-2 MB, 5.00%, 1/01/15	1,535	1,535,000
Pennsylvania GO Series 2008-1 MB, 5.00%, 5/15/15	200	203,476
Pennsylvania GO Series 2009-1 MB, 5.00%, 3/15/15	505	509,824
Pennsylvania GO Series 2010A-3 MB, 5.00%, 7/15/15	1,065	1,092,585
Pennsylvania HFA MRB PUTTERS Series 2013-4297 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.09%, 1/07/15 (a)(b)(c)	1,750	1,750,000
Pennsylvania HFA RB Series 2004-81C AMT VRDN (Royal Bank of Canada SBPA), 0.04%, 1/07/15 (c)	385	385,000
Pennsylvania HFA RB Series 2004-82B AMT VRDN (Royal Bank of Canada SBPA), 0.04%, 1/07/15 (c)	22,000	22,000,000
Pennsylvania HFA RB Series 2004-83B AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.04%, 1/07/15 (c)	1,600	1,600,000
Pennsylvania HFA RB Series 2004-83C AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.04%, 1/07/15 (c)	7,340	7,340,000
Pennsylvania Higher Educational Facilities Authority RB ( Drexel University Project) Series 2007B VRDN (Wells Fargo Bank N.A) LOC), 0.04%, 1/07/15 (c)	2,010	2,010,000
Pennsylvania Higher Educational Facilities Authority RB ( St. Josephs University Project) Series 2013B MB, 4.00%, 11/01/15	175	180,280
Pennsylvania Higher Educational Facilities Authority RB (Bryn Mawr College Project) Series 2010 MB, 4.00%, 12/01/15	200	206,656
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC), 0.03%, 1/07/15 (c)	3,890	3,890,000
Pennsylvania Higher Educational Facilities Authority RB (Higher Education Project) Series 2009AJ MB, 5.00%, 6/15/15	405	413,712
Pennsylvania Higher Educational Facilities Authority RB (Temple University Project) Series 2010A-1 MB, 5.00%, 4/01/15	500	505,910
Pennsylvania Higher Educational Facilities Authority RB (Thomas Jefferson University Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 1/07/15 (c)	3,050	3,050,000
Pennsylvania Higher Educational Facilities Authority RB (Trustees of the University of Pennsylvania Project) PUTTERS Series 2008-2844 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.05%, 1/07/15 (b)(c)	1,605	1,605,000
Pennsylvania Higher Educational Facilities Authority RB (Trustees of the University of Pennsylvania Project) Series 2005A MB, 5.00%, 9/01/15	100	103,100

20	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority RB (Trustees of the University of Pennsylvania Project) Series 2005B MB, 5.25%, 9/01/15	$150	$154,941
Pennsylvania Higher Educational Facilities Authority RB Series 2008AG MB, 5.00%, 6/15/15	250	255,435
Pennsylvania Hospital & Higher Educational Facilities Authority RB (Chester/Philadelphia - Junior High School Project) Series 2010 MB, 4.00%, 5/15/15 (e)	200	202,714
Pennsylvania Housing Finance Agency RB Series 2005-91B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.04%, 1/07/15 (c)	23,900	23,900,000
Pennsylvania Intergovernmental Cooperation Authority Special Tax RB (Philadelphia Funding Program Project) Series 2009 MB, 5.00%, 6/15/15	100	102,128
Pennsylvania Intergovernmental Cooperation Authority Special Tax RB (Philadelphia Funding Program Project) Series 2010 MB, 5.00%, 6/15/15	150	153,261
Pennsylvania State University RB PUTTERS Series 2007-1971 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.05%, 1/07/15 (a)(b)(c)	1,430	1,430,000
Pennsylvania State University RB Series 2009A MB, 5.00%, 3/01/15	700	705,370
Pennsylvania Turnpike Commission RB Series 2014B-1 MB, 0.09%, 6/01/15	8,180	8,180,000
Pennsylvania Turnpike Commission RB Series 2014B-2 MB, 0.09%, 6/01/15	5,600	5,600,000
Philadelphia Gas Works RB Series 2009D VRDN (Royal Bank of Canada LOC), 0.03%, 1/07/15 (c)	8,900	8,900,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (The Bank of New York Mellon Corp. LOC), 0.03%, 1/07/15 (c)	25,600	25,600,000
Philadelphia GO Series 2014A MB, 1.00%, 6/30/15	3,000	3,012,769
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 1/02/15 (c)	5,200	5,200,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 1/02/15 (c)	12,340	12,340,000
Philadelphia School District GO Series 2009C VRDN (TD Bank N.A. LOC), 0.03%, 1/07/15 (c)	2,825	2,825,000
Philadelphia Water & Wastewater Revenue RB Series 2010A MB, 5.00%, 6/15/15	1,760	1,798,013
Phoenixville Area School District GO Series 2014 (State Aid Withholding Insurance) MB, 0.20%, 5/15/15	140	140,000
Pottsgrove School District GO Series 2013 (State Aid Withholding Insurance) MB, 2.00%, 8/15/15	110	111,183
Quaker Valley School District GO Series 2015 MB (State Aid Withholding Insurance):
0.25%, 4/01/15	170	170,000
0.30%, 10/01/15	1,645	1,645,000
Quakertown Community School District GO Series 2014A MB:
0.25%, 3/01/15	230	230,000
2.00%, 9/01/15	430	434,816
Radnor Township GO Series 2010 MB, 4.00%, 6/15/15	100	101,719
Radnor Township School District GO Series 2014 MB, 1.00%, 4/01/15 (d)	955	957,004

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Red Lion Area School District GO Series 2014 MB, 1.00%, 2/01/15	$735	$735,440
Schuylkill Valley School District GO Series 2014 MB, 1.00%, 4/01/15 (d)	545	546,037
Southern Lehigh School District GO Series 2010 MB (State Aid Withholding Insurance), 2.00%, 9/01/15	100	101,086
Spring-Ford Area School District GO Series 2010 MB, 4.00%, 4/01/15	150	151,381
Spring-Ford Area School District GO Series 2012A MB, 2.00%, 2/01/15	165	165,247
State Public School Building Authority RB Municipal Trust Receipts Floaters Series 2006-1479 VRDN (AGM Insurance, Credit Suisse A.G. SBPA), 0.21%, 1/07/15 (a)(b)(c)	4,000	4,000,000
Swarthmore Borough Authority RB Series 2013J MB, 4.00%, 9/15/15	105	107,717
Tredyffrin Easttown School District GO Series 2015 MB (State Aid Withholding Insurance), 2.00%, 2/15/15	270	270,579
Union County Higher Educational Facilities Financing Authority RB (Bucknell University Project) Series 2010 MB, 2.00%, 4/01/15	1,350	1,356,188
Union County Higher Educational Facilities Financing Authority RB (Bucknell University Project) Series 2013A MB, 2.00%, 4/01/15	100	100,450
Unionville-Chadds Ford School District GO Series 2012 MB, 2.00%, 6/01/15	170	171,274
University of Pittsburgh of The Commonwealth System of Higher Education RB (University Capital Project) Series 2009B MB, 5.00%, 9/15/15	125	129,132
University of Pittsburgh of The Commonwealth System of Higher Education RB Series 2009A MB, 5.00%, 9/15/15	350	361,439
University of Pittsburgh RB Series 07-B TECP:
0.08%, 2/17/15	3,650	3,650,000
0.07%, 3/02/15	10,500	10,500,000
Upper Merion Township GO Series 2009A MB, 3.00%, 9/01/15	100	101,781
Upper St. Clair Township School District GO Series 2015 (State Aid Withholding Insurance) MB, 2.00%, 7/15/15	360	363,128
Warwick School District GO Series 2014A MB, 1.00%, 3/01/15	805	805,957
West Chester Area School District GO Series 2006 MB, 4.00%, 4/15/15	400	404,227
Wilson School District GO Series 2013A MB (State Aid Withholding Insurance), 2.00%, 5/15/15	150	150,935
Wilson School District GO Series 2014A MB (State Aid Withholding Insurance), 2.00%, 6/01/15	1,865	1,879,198
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.04%, 1/01/15 (c)	185	185,000
York County IDA RB (Interstate 495 Leasing Project) Series 2000 VRDN (Wells Fargo Bank N.A. LOC), 0.24%, 1/07/15 (c)	910	910,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.24%, 1/07/15 (c)	780	780,000

BLACKROCK FUNDS	DECEMBER 31, 2014	21

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 1/07/15 (c)	$305	$305,000
Total Municipal Bonds — 96.4%		355,959,788

Closed-End Investment Companies (a)(c)	Par (000)	Value
Pennsylvania — 4.4%
Nuveen Pennsylvania Investment Quality Municipal Fund Series 2014-3 VRDP (Royal Bank of Canada Liquidity Facility), 0.14%, 1/07/15	$5,000	$5,000,000
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2012-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.14%, 1/07/15	11,000	11,000,000
Total Closed-End Investment Companies — 4.4%		16,000,000
Total Investments (Cost — $371,959,788*) — 100.8%		371,959,788
Liabilities in Excess of Other Assets — (0.8)%		(2,782,495)

Net Assets — 100.0%		$369,177,293

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	When-issued security.

(e)	Security is collateralized by Municipal or U.S. Treasury obligations.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2014, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$371,959,788	—	$371,959,788

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, cash of $470,227 is categorized as Level 1 within the disclosure hierarchy.

During the period ended December 31, 2014, there were no transfers between levels.

22	BLACKROCK FUNDS	DECEMBER 31, 2014

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 90.3%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 1/07/15 (a)	$515	$515,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty), 0.04%, 1/07/15 (a)	150	150,000
Chesterfield County Water & Sewer RB Series 2009 MB, 2.50%, 11/01/15	100	101,856
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.04%, 1/07/15 (a)	600	600,000
Fairfax County GO (Public Improvement Project) Series 2009A (State Aid Withholding Insurance) MB, 5.00%, 4/01/15	200	202,378
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-1 VRDN (TD Bank N.A. SBPA), 0.03%, 1/07/15 (a)	150	150,000
Hampton Redevelopment & Housing Authority RB (Township Apartments Project) Series 1998 VRDN (Fannie Mae Guaranty), 0.05%, 1/07/15 (a)	725	725,000
Hampton Roads Sanitation District RB Series 2011 VRDN, 0.04%, 1/07/15 (a)	700	700,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.02%, 1/07/15 (a)	500	500,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.12%, 1/07/15 (a)	100	100,000
Montgomery County IDA RB (Public Improvement Project) Series 2008 MB, 4.00%, 2/01/15	450	451,395
Newport News GO (General Improvement and Water Project) Series 2012A MB, 3.00%, 7/15/15	200	203,038
Norfolk GO Series 2014C MB, 2.00%, 2/01/15	700	701,064
Peninsula Ports Authority of Virginia Coal Terminal RB (Dominion Terminal Associates Project) Series 1987A VRDN (U.S. Bank N.A. LOC), 0.01%, 1/02/15 (a)	1,650	1,650,000
Richmond IDRB (Crow-Klein Project) Series 1987A Mandatory Put Bonds VRDN (Wells Fargo Bank N.A. LOC), 0.45%, 2/15/15 (a)	425	425,000
Spotsylvania County GO Series 2014 MB, 2.00%, 1/15/15	500	500,336
Stafford County & Staunton IDRB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC), 0.06%, 1/07/15 (a)	275	275,000

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Suffolk GO Series 2014 MB, 3.00%, 2/01/15	$300	$300,704
University of Virginia RB Eagle Trust Receipts Series 2014-0048-A VRDN (Citibank N.A. Liquidity Facility), 0.05%, 1/07/15 (a)(b)(c)	700	700,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC), 0.04%, 1/07/15 (a)	300	300,000
Virginia Beach Development Authority RB Series 2014A MB, 2.00%, 5/01/15	1,000	1,005,942
Virginia Beach GO (Public Improvements Project) Series 2014A MB, 5.00%, 5/01/15	700	711,126
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 1/02/15 (a)	850	850,000
Virginia College Building Authority RB (21st Century College & Equipment Project) Barclays Municipal Trust Receipts Floater Series 2009-4B-REG D VRDN (Barclays Bank PLC SBPA), 0.09%, 1/07/15 (a)(b)(c)	2,000	2,000,000
Virginia College Building Authority RB (21st Century College and Equipment Project) Series 2012 MB, 5.00%, 2/01/15	500	501,995
Virginia College Building Authority RB (21st Century College Project) Series 2009C MB, 4.00%, 2/01/15	500	501,585
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificates Trust RB Series 2007A-2009-38 AMT VRDN (State Street Bank & Trust Co. SBPA), 0.04%, 1/07/15 (a)(b)(c)	700	700,000
Virginia Public School Authority RB (School Finance Project) Series 2009C MB, 5.00%, 8/01/15	300	308,397
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC), 0.04%, 1/07/15 (a)	300	300,000
Total Investments (Cost — $16,129,816*) — 90.3%		16,129,816
Other Assets Less Liabilities — 9.7%		1,742,072

Net Assets — 100.0%		$17,871,888

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BLACKROCK FUNDS	DECEMBER 31, 2014	23

Schedule of Investments (concluded)	BlackRock Virginia Municipal Money Market Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2014, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$16,129,816	—	$16,129,816

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, cash of $1,704,375 is categorized as Level 1 within the disclosure hierarchy.

During the period ended December 31, 2014, there were no transfers between levels.

24	BLACKROCK FUNDS	DECEMBER 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: February 23, 2015